OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2021
Other Payables And Accrued Liabilities
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Contract deposit	102	104	16
Social security payable (a)	96	91	14
Payroll payable	423	228	35
Welfare payable	10	—	—
Accrued expenses	2,909	3,130	485
Others	18	14	2

	3,558	3,567	552

(a)	The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.